Right-of-use assets - Disclosure of right of use asset (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024		Nov. 30, 2023
Disclosure of right of use Asset [Abstract]
Beginning balance	$ 770		$ 1,595
Amortization	(337)		(352)
Termination			(799)
New lease	603	[1]	326	[2]
Ending balance	$ 1,036		$ 770

[1]	On November 1, 2024, the Company signed a new lease in Canada. Accordingly, the Company recorded a right-of-use asset and a lease liability of $603.
[2]	On March 1, 2023, the Company signed a new lease in Ireland. Accordingly, the Company recorded a right-of-use asset and a lease liability of $326.